SUPPLEMENTAL INFORMATION - Additional Information (Details) $ in Millions	1 Months Ended					12 Months Ended
	Jan. 31, 2018 USD ($) shares	Nov. 30, 2017 USD ($) vessel shares	Oct. 31, 2017 USD ($) vessel shares	Jun. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) vessel shares	Dec. 31, 2018 USD ($) vessel shares	Dec. 31, 2017 USD ($) vessel shares
Supplemental Information Table [Line Items]
Number of vessels acquired					16		16
Consideration shares issued (in shares) | shares					17,800,000		17,800,000
Debt assumed | $					$ 285.2		$ 285.2
Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired						1	3
Shares issued for consideration (in shares) | shares						2,000,000	5,300,000
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired			2				2
Consideration | $			$ 86.0				$ 86.0
Seller's credit, percentage of price			50.00%				50.00%
Consideration, cash portion | $			$ 9.0				$ 9.0
Consideration shares issued (in shares) | shares			4,000,000				4,000,000
Consideration shares issued per vessel (in shares) | shares	2,000,000		2,000,000				2,000,000
Number of vessels delivered		1
Shares issued for consideration (in shares) | shares	2,000,000	2,000,000	2,000,000
Seller's credit loan per vessel | $	$ 21.5	$ 21.5	$ 21.5			$ 43.0
Cash payment for vessel purchase | $	$ 4.5	$ 4.5	$ 4.5
Debt assumed | $							$ 43.0
Quintana Vessels [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired							14
Panamax Vessels [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired					8
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired					2		2
Consideration shares issued (in shares) | shares				3,300,000	3,300,000		3,300,000
Number of vessels delivered							2
Seller's credit loan per vessel | $				$ 22.5	$ 22.5		$ 22.5
Quintana Shipping Ltd [Domain]
Supplemental Information Table [Line Items]
Number of vessels acquired							14
Shares issued for consideration (in shares) | shares						0	14,500,000
Quintana Shipping Ltd [Domain] | Capesize Vessels [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired					5
Quintana Shipping Ltd [Domain] | Quintana Vessels [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired					14		14
Consideration shares issued (in shares) | shares					14,500,000		14,500,000
Debt assumed | $					$ 262.7		$ 262.7